Shareholders' Equity - Restricted stock units activity (Details) - Restricted stock units		12 Months Ended
	May 20, 2021 EquityInstruments	Sep. 30, 2022 EquityInstruments $ / shares	Sep. 30, 2021 EquityInstruments $ / shares
Stockholder's Equity
Balance at beginning (in shares) | EquityInstruments		954,000
Granted (in shares) | EquityInstruments	953,750	81,000	954,000
Forfeited (in shares) | EquityInstruments		(105,000)
Balance at ending (in shares) | EquityInstruments		930,000	954,000
Balance at beginning (in dollars per share) | $ / shares		$ 8.48
Granted (in dollars per share) | $ / shares		6.83	$ 8.48
Forfeited (in dollars per share) | $ / shares		8.48
Balance at ending (in dollars per share) | $ / shares		$ 8.34	$ 8.48